SHAREHOLDERS' EQUITY	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

Preferred Stock.  Our amended and restated certificate of incorporation, as amended, allows our Board of Directors, without further action by stockholders, to issue up to 50,000,000 shares of preferred stock in one or more series and to fix the designations, powers, preferences, privileges and relative participating, optional, or special rights as well as the qualifications, limitations or restrictions of the preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences. As of March 31, 2015 and December 31, 2014, we had no shares outstanding of preferred stock.

Common Stock.  Subject to the preferences that may apply to shares of preferred stock that may be outstanding at the time, the holders of outstanding shares of common stock are entitled to receive dividends out of assets legally available at the times and in the amounts as our Board of Directors may from time to time determine. All dividends are non-cumulative. In the event of the liquidation, dissolution or winding up of the Company, the holders of common stock are entitled to share ratably in all assets remaining after the payment of liabilities, subject to the prior distribution rights of preferred stock, if any, then outstanding. Each stockholder is entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. Cumulative voting for the election of directors is not provided for. The common stock is not entitled to preemptive rights and is not subject to conversion or redemption. There are no sinking fund provisions applicable to the common stock. Each outstanding share of common stock is fully paid and non-assessable. As of March 31, 2015 and December 31, 2014, we had 90,610,087 and 90,405,450 shares of common stock issued.

Treasury Stock.  Employees may direct us to withhold vested shares of restricted stock to satisfy the minimum statutory withholding requirements applicable to their restricted stock vesting. We repurchased or withheld from restricted stock awards 2,845 and 31,000 shares of common stock at an aggregate purchase price of $19,743 and $0.3 million, for the three months ended March 31, 2015 and 2014, respectively, to satisfy the minimum applicable tax withholding obligations related to the vesting of such restricted stock awards.

14.SHAREHOLDERS’ EQUITY

Preferred Stock. Our amended and restated certificate of incorporation, as amended, allows our Board of Directors, without further action by stockholders, to issue up to 50,000,000 shares of preferred stock in one or more series and to fix the designations, powers, preferences, privileges and relative participating, optional, or special rights as well as the qualifications, limitations or restrictions of the preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences. As of June 30, 2015 and December 31, 2014, we had no shares outstanding of preferred stock.

Common Stock. Subject to the preferences that may apply to shares of preferred stock that may be outstanding at the time, the holders of outstanding shares of common stock are entitled to receive dividends out of assets legally available at the times and in the amounts as our Board of Directors may from time to time determine. All dividends are non-cumulative. In the event of the liquidation, dissolution or winding up of the Company, the holders of common stock are entitled to share ratably in all assets remaining after the payment of liabilities, subject to the prior distribution rights of preferred stock, if any, then outstanding. Each stockholder is entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. Cumulative voting for the election of directors is not provided for. The common stock is not entitled to preemptive rights and is not subject to conversion or redemption. There are no sinking fund provisions applicable to the common stock. Each outstanding share of common stock is fully paid and non-assessable. As of June 30, 2015 and December 31, 2014, we had 90,743,001 and 90,405,450 shares of common stock issued, respectively.

Treasury Stock. Employees may direct us to withhold vested shares of restricted stock to satisfy the minimum statutory withholding requirements applicable to their restricted stock vesting. We repurchased or withheld from restricted stock awards 2,599 and 5,444, and 11,963 and 43,129 shares of common stock, at an aggregate purchase price of $20,167 and $39,910, and $0.1 million and $0.4 million, for the three and six months ended June 30, 2015 and 2014, respectively, to satisfy the minimum applicable tax withholding obligations related to the vesting of such restricted stock awards.

15. SHAREHOLDERS’ EQUITY

Preferred Stock.  Our amended and restated certificate of incorporation allows our Board of Directors, without further action by stockholders, to issue up to 50,000,000 shares of preferred stock in one or more series and to fix the designations, powers, preferences, privileges and relative participating, optional, or special rights as well as the qualifications, limitations or restrictions of the preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences. As of December 31, 2014, we had no shares of preferred stock outstanding.

Common Stock.  Subject to the preferences that may apply to shares of preferred stock that may be outstanding at the time, the holders of outstanding shares of common stock are entitled to receive dividends out of assets legally available at the times and in the amounts as our Board of Directors may from time to time determine. All dividends are non‑cumulative. In the event of the liquidation, dissolution or winding up of the Company, the holders of common stock are entitled to share ratably in all assets remaining after the payment of liabilities, subject to the prior distribution rights of preferred stock, if any, then outstanding. Each stockholder is entitled to one vote for each share of common stock held on all matters submitted to a vote of stockholders. Cumulative voting for the election of directors is not provided for. The common stock is not entitled to preemptive rights and is not subject to conversion or redemption. There are no sinking fund provisions applicable to the common stock. Each outstanding share of common stock is fully paid and non‑assessable. As of December 31, 2014, we had 90,405,450 shares of common stock issued.

Common Stock Repurchase Program.  Our share repurchase program granted us the authority to repurchase up to $40.0 million of our outstanding common stock over a two-year period, which commenced in the first quarter of 2013 and expired at the end of the fourth quarter of 2014. We repurchased approximately 1.5 million shares of common stock for cash of approximately $11.7 million under the share repurchase program for the year ended December 31, 2014. We repurchased approximately 2.6 million shares of common stock for cash of approximately $18.2 million under the share repurchase program for the year ended December 31, 2013. We completed the share repurchases with cash on hand. The repurchase program authorized us to buy our common stock from time to time through open market, privately negotiated or other transactions, including pursuant to trading plans established in accordance with Rules 10b5-1 and 10b-18 of the Exchange Act, or by a combination of such methods.

Treasury Stock. Employees may direct us to withhold vested shares of restricted stock to satisfy the minimum statutory withholding requirements applicable to their restricted stock vesting. We repurchased or withheld from restricted stock awards 55,502 and 14,901 shares of common stock at an aggregate purchase price of $0.5 million and $0.1 million, for the years ended December 31, 2014 and 2013, respectively, to satisfy the minimum applicable tax withholding obligations related to the vesting of such restricted stock awards.

The following table provides the treasury stock activity that occurred in 2014 (number of shares and cost in thousands):

	Total Number of	Average Price	Cost of Shares
	Shares Purchased	Purchased or	Purchased or
	or Withheld	Withheld	Withheld
	(in thousands)	(per share)	(in thousands)
Outstanding, December 31, 2013	23,303	$7.03	$163,840
Shares repurchased under current plan	1,458	$8.04	11,721
Shares withheld from restricted stock vesting	55	$8.35	459
Outstanding, December 31, 2014	24,816	$7.09	$176,020